UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2010

Date of reporting period:	9/30/2010

Item 1.	Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

September 30, 2010 (Unaudited)

Shares	Description	Value
	EQUITIES — 96.4%
	CHINA — 52.2%
	Consumer Discretionary — 4.2%
433,000	BYD Co. Ltd. “H”	$3,477,632
60,900	Ctrip.com International Ltd. (ADR)	2,907,975
80,000	New Oriental Education & Technology Group, Inc. (ADR)(2)	7,806,400
5,526,000	Skyworth Digital Holdings Ltd.(1)	3,850,945

		18,042,952

	Energy — 5.9%
1,570,500	China Shenhua Energy Co. Ltd. “H”	6,493,849
5,508,000	CNOOC Ltd.	10,670,899
6,252,000	Kunlun Energy Co. Ltd.	8,069,487

		25,234,235

	Financials — 22.0%
8,241,000	Bank of China Ltd. “H”	4,320,495
6,125,000	China CITIC Bank Corp. Ltd. “H”	3,905,445
23,454,000	China Construction Bank Corp. “H”	20,544,002
804,000	China Everbright Ltd.	1,913,891
2,268,000	China Life Insurance Co. Ltd. “H”	8,954,323
2,161,200	China Minsheng Banking Corp. Ltd. “H”(1)	1,934,813
3,876,441	China Overseas Land & Investment Ltd.(1)	8,199,088
1,309,600	China Pacific Insurance Group Co. Ltd. “H”	4,917,410
946,000	China Resources Land Ltd.	1,922,903
2,494,800	China Taiping Insurance Holdings Co. Ltd.(2)	8,371,489
20,263,000	Industrial & Commercial Bank of China Ltd. “H”	15,086,580
3,977,000	Longfor Properties Co. Ltd.	4,503,018
3,539,000	Poly (Hong Kong) Investments Ltd.(1)	3,792,828
4,188,000	Yanlord Land Group Ltd.	5,571,901

		93,938,186

	Health Care — 1.0%
1,066,800	Sinopharm Group Co. “H”	4,404,233

	Industrials — 7.1%
1,290,000	China Merchants Holdings International Co. Ltd.	4,685,954
3,555,000	China National Materials Co. Ltd. “H”	2,958,226
2,334,000	China Shipping Development Co. Ltd. “H”	3,210,934
2,501,000	China South Locomotive and Rolling Stock Corp. “H”	2,364,661
3,670,000	COSCO International Holdings Ltd.	2,198,256
4,055,000	Sany Heavy Equipment International Holdings Co. Ltd.	7,156,005
11,618,000	Tianjin Port Development Holdings Ltd.	2,723,717
1,501,000	Zhuzhou CSR Times Electric Co. Ltd. “H”	4,814,368

		30,112,121

	Information Technology — 2.7%
14,710,000	Lenovo Group Ltd.(1)	9,076,270
50,400	SINA Corp.(2)	2,549,232

		11,625,502

	Materials — 2.4%
574,000	Anhui Conch Cement Co. Ltd. “H”	2,606,335
3,437,000	CPMC Holdings Ltd.	3,231,928
3,292,000	Maanshan Iron and Steel Co. Ltd. “H”(1)	2,056,652
2,584,000	Zijin Mining Group Co. Ltd. “H”	2,196,826

		10,091,741

	Telecommunication Services — 5.0%
1,569,500	China Mobile Ltd.	16,062,548
8,984,000	China Telecom Corp. Ltd. “H”	4,929,905

		20,992,453

	Utilities — 1.9%
3,937,000	China Longyuan Power Group Corp. “H”(1)(2)	3,904,949
2,958,000	China Resources Gas Group Ltd.	4,351,345

		8,256,294

	Total China	222,697,717

	HONG KONG — 39.6%
	Consumer Discretionary — 9.8%
3,449,000	Anta Sports Products Ltd.(1)	$7,988,075
7,386,000	Brilliance China Automotive Holdings Ltd.(2)	5,499,160
7,129,000	China Dongxiang Group Co. Ltd.	4,095,649
333,825	Esprit Holdings Ltd.	1,810,340
10,342,000	GOME Electrical Appliances Holdings Ltd.(1)(2)	3,117,307
772,000	Li & Fung Ltd.	4,340,710
2,269,500	Lifestyle International Holdings Ltd.	5,601,249
5,838,500	Techtronic Industries Co. Ltd.(1)	5,738,324
960,000	Yue Yuen Industrial (Holdings) Ltd.	3,555,235

		41,746,049

	Consumer Staples — 0.5%
578,000	China Yurun Food Group Ltd.	2,144,270

	Financials — 14.9%
1,026,600	Bank of East Asia Ltd.	4,344,060
2,223,500	BOC Hong Kong (Holdings) Ltd.	7,045,819
502,000	Cheung Kong (Holdings) Ltd.	7,604,493
323,500	Hang Seng Bank Ltd.	4,754,657
284,500	Hong Kong Exchanges & Clearing Ltd.(1)	5,599,701
1,594,000	Industrial & Commercial Bank of China (Asia) Ltd.	5,851,839
1,392,000	Link REIT	4,124,073
1,355,000	New World Development Co. Ltd.	2,729,828
2,250,000	Sino Land Co. Ltd.	4,654,653
708,000	Sun Hung Kai Properties Ltd.	12,220,734
748,000	Wharf Holdings Ltd. (The)	4,807,966

		63,737,823

	Health Care — 1.5%
690,000	Microport Scientific Corp.(2)	768,820
8,780,000	Sino Biopharmaceutical Ltd.	3,539,958
4,238,000	Trauson Holdings Co. Ltd.(2)	1,981,649

		6,290,427

	Industrials — 6.6%
808,000	China High Speed Transmission Equipment Group Co. Ltd.	1,752,721
2,381,000	Dah Chong Hong Holdings Ltd.	2,938,219
979,000	Hutchison Whampoa Ltd.	9,130,204
1,545,000	International Mining Machinery Holdings Ltd.(2)	1,458,786
1,888,000	MTR Corp. Ltd.	7,137,881
711,500	Orient Overseas International Ltd.	5,673,157

		28,090,968

	Information Technology — 4.9%
4,995,100	Comba Telecom Systems Holdings Ltd.(1)	5,584,999
4,882,000	Kingdee International Software Group Co. Ltd.	2,282,778
478,000	Tencent Holdings Ltd.	10,442,704
264,000	VTech Holdings Ltd.	2,696,723

		21,007,204

	Materials — 1.4%
4,296,600	China Metal Recycling Holdings Ltd.(1)	4,372,313
1,882,000	Hidili Industry International Development Ltd.	1,847,285

		6,219,598

	Total Hong Kong	169,236,339

	TAIWAN — 4.6%
	Industrials — 0.5%
1,604,411	Far Eastern New Century Corp.	2,208,270

	Information Technology — 3.2%
1,711,000	Delta Electronics Inc.	7,147,080
1,121,000	E Ink Holdings Inc.(2)	2,174,435
670,000	Epistar Corp.	2,118,848
928,122	Synnex Technology International Corp.	2,150,858

		13,591,221

	Materials — 0.9%
848,000	Formosa Plastics Corp.	2,081,897
617,000	Taiwan Fertilizer Co. Ltd.	1,927,539

		4,009,436

	Total Taiwan	19,808,927

	Total Equities (cost $340,284,943)	411,742,983

	SHORT-TERM INVESTMENT — 3.5%
	Money Market Fund (3) — 3.5%
14,947,000	JPMorgan Prime Money Market Fund, 0.01% (cost $14,947,000)	$14,947,000

	INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED — 7.1%
	Money Market Fund (3) — 7.1%
30,129,375	State Street Navigator Securities Lending Prime, 0.25% (cost $30,129,375)	30,129,375

	Total Investments (cost $385,361,318) — 107.0%	456,819,358

	Liabilities, in excess of cash and other assets — (7.0%)	(29,868,527)

	Net Assets — 100.0%	$426,950,831

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(1)	All or a portion of the security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,777,711; cash collateral of $30,129,375 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
(3)	Rates shown reflect yield at September 30, 2010.

Aggregate cost for federal income tax purposes was $385,637,362 and net unrealized appreciation consisted of:

Gross unrealized appreciation	$77,045,535
Gross unrealized depreciation	(5,863,539)

Net unrealized appreciation	$71,181,996

The difference between book and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China	$222,697,717	$—	$—
Hong Kong	169,236,339	—	—
Taiwan	19,808,927	—	—
Money Market Funds	45,076,375	—	—

Total	$456,819,358	$—	$—

Industry Diversification

As of September 30, 2010

(Unaudited)

Percentage of Net Assets
EQUITIES

Consumer Discretionary	14.0%
Consumer Staples	0.5
Energy	5.9
Financials	36.9
Health Care	2.5
Industrials	14.2
Information Technology	10.8
Materials	4.7
Telecommunication Services	5.0
Utilities	1.9

TOTAL EQUITIES	96.4
Short-Term Investment	3.5
Investments of Cash Collateral from Securities Loaned	7.1

TOTAL INVESTMENTS	107.0
Liabilities, in excess of cash and other assets	(7.0)

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independant pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at last sale price on the day the securities are valued or, lacking any sales on such day, at last available bid price. Securities may be fair valued based on significant events that have occured subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date October 19, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 19, 2010

*	Print the name and title of each signing officer under his or her signature.